Fair Value Measurements - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Convertible Debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Convertible notes, fair value, beginning balance	$ 21,089	$ 0
Issuance of convertible notes		18,434
Change in fair value	1,771	1,139
Exchange difference	(1,246)	1,516
Settlement of convertible notes	(21,614)
Convertible notes, fair value, ending balance	$ 0	$ 21,089